August 31, 2026
2026 Quarterly Report (Unaudited)

BlackRock Multi-State Municipal Series Trust
• BlackRock New Jersey Municipal Bond Fund

Not FDIC Insured • May Lose Value • No Bank Guarantee

Schedule of Investments (unaudited)
August 31, 2026
BlackRock New Jersey Municipal Bond Fund
(Percentages shown are based on Net Assets)

Security	Par (000)	Value
Municipal Bonds
Alabama — 0.1%
Corporate — 0.1%
Black Belt Energy Gas District, RB, Series A, 5.25%, 05/01/56(a)	$280	$ 282,083
California — 0.1%
Transportation — 0.1%
California Infrastructure & Economic Development Bank, Refunding RB, Class B, AMT, Sustainability Bonds, 12.00%, 01/01/65(a)(b)	635	403,225
New Jersey — 87.5%
Corporate — 6.5%
New Jersey Economic Development Authority, ARB, Series B, AMT, 5.63%, 11/15/30	445	445,661
New Jersey Economic Development Authority, RB, AMT, 5.00%, 08/01/59	310	310,448
New Jersey Economic Development Authority, Refunding RB
3.38%, 04/01/38	1,360	1,238,327
3.50%, 04/01/42	720	611,442
AMT, 3.75%, 11/01/34(a)	5,000	5,036,327
AMT, 3.00%, 08/01/41	5,670	4,478,503
AMT, 3.00%, 08/01/43	5,600	4,279,474
Series A, AMT, 2.20%, 10/01/39(a)	3,880	3,642,166
		20,042,348
County/City/Special District/School District — 15.3%
Carlstadt School District, Refunding GO, (SCH BD RES FD), 4.00%, 05/01/30	1,415	1,415,743
Casino Reinvestment Development Authority, Inc., RB
Series B, (AG), 5.00%, 11/01/43	180	185,474
Series B, (AG), 5.00%, 11/01/44	200	205,375
Casino Reinvestment Development Authority, Inc., Refunding RB
Series A, (AG), 5.00%, 11/01/41	300	310,942
Series A, (AG), 5.00%, 11/01/42	105	108,530
City of New Brunswick New Jersey, Refunding GO, 09/02/27(c)	5,000	5,063,017
City of Newark New Jersey, GOL, (SAW), 4.50%, 03/15/36	825	826,554
City of Rahway New Jersey, Refunding GO, 4.00%, 07/20/27	3,200	3,238,102
Clifton Board of Education, GO
(AG SCH BD RES FD), 2.00%, 08/15/41	1,630	1,092,300
(AG SCH BD RES FD), 2.25%, 08/15/46	1,850	1,166,357
County of Bergen New Jersey, Refunding GO, 3.00%, 07/15/38	1,070	929,015
County of Essex New Jersey, GO, 4.00%, 07/07/27	3,000	3,034,204
Essex County Improvement Authority, RB, (GTD), 4.00%, 11/01/44	4,695	4,448,127
Essex County Improvement Authority, Refunding RB, (NPFGC GTD), 5.50%, 10/01/29	1,500	1,626,871
Ewing Township Board of Education, GO, 4.00%, 07/15/39	740	716,875
Hopewell Valley Regional School District, GO, 4.00%, 02/01/44	1,500	1,446,901
Lenape Regional High School District, GO, 3.50%, 01/01/39	3,400	3,061,641
Middlesex County Improvement Authority, RB, (GTD), 5.00%, 09/15/56	650	675,127
Monmouth Regional High School District, GO, 3.00%, 02/01/34	1,260	1,204,109
Security	Par (000)	Value
County/City/Special District/School District (continued)
New Jersey Economic Development Authority, RB, Series B, 6.50%, 04/01/31	$1,020	$ 1,020,771
New Jersey Economic Development Authority, Refunding SAB, 6.50%, 04/01/28	964	983,789
Newark Board of Education, Refunding GO, Sustainability Bonds, (BAM), 3.00%, 07/15/39	630	528,207
Township of East Brunswick New Jersey, Refunding GO, 4.00%, 07/13/27	4,800	4,852,526
Township of Monroe New Jersey/Middlesex County, Refunding GO
3.00%, 06/01/37	385	346,675
3.00%, 06/01/38	410	361,423
Township of Robbinsville New Jersey, Refunding GO, Series A, 4.00%, 07/07/27	1,418	1,432,247
Union County Utilities Authority, Refunding RB
Series A, AMT, (GTD), 4.75%, 12/01/31	1,150	1,150,102
Series A, AMT, (GTD), 5.25%, 12/01/31	5,640	5,805,754
		47,236,758
Education — 11.1%
Atlantic County Improvement Authority, RB, Series A, (AG), 4.00%, 07/01/46	1,250	1,155,271
Camden County Improvement Authority, RB, Sustainability Bonds, 6.00%, 06/15/52	220	225,734
Gloucester County Improvement Authority, Refunding RB
5.00%, 07/01/43	500	529,703
5.00%, 07/01/44	500	527,728
Middlesex County Improvement Authority, RB, 5.00%, 08/15/53	5,230	5,338,582
Montclair State University, Inc., Refunding RB
Series A, (BAM), 5.25%, 07/01/51	550	570,860
Series A, 5.25%, 07/01/56	850	876,695
New Jersey Economic Development Authority, RB
Series A, 5.00%, 07/01/27(b)	100	100,321
Series A, 5.13%, 11/01/29(b)	100	100,760
Series A, 5.25%, 07/01/37(b)	470	462,000
Series A, 6.25%, 11/01/38(b)	210	214,189
Series A, 5.38%, 07/01/47(b)	815	743,786
Series A, 5.00%, 12/01/48	2,190	2,149,450
Series A, 5.00%, 06/15/49(b)	135	126,985
Series A, 5.00%, 01/01/50	265	243,103
Series A, 6.50%, 11/01/52(b)	1,210	1,229,293
Series A, 5.25%, 11/01/54(b)	1,100	932,033
New Jersey Economic Development Authority, Refunding RB(b)
Series A, 5.63%, 08/01/34	210	210,040
Series A, 5.00%, 09/01/37	315	315,906
Series A, 5.88%, 08/01/44	430	430,030
Series A, 5.13%, 09/01/52	2,000	1,883,758
New Jersey Educational Facilities Authority, RB, Series C, 3.25%, 07/01/49	290	221,381
New Jersey Educational Facilities Authority, Refunding RB, (BAM), 5.25%, 07/01/56	1,100	1,150,606
New Jersey Higher Education Student Assistance Authority, RB
Series B, AMT, 4.00%, 12/01/44	310	297,198
Series B, AMT, 4.25%, 12/01/45	925	904,227
Sub-Series C, AMT, 4.00%, 12/01/48	700	582,832
Series C, AMT, Subordinate, 5.00%, 12/01/53	265	248,787
Series C, AMT, Subordinate, 5.25%, 12/01/54	475	473,143
New Jersey Higher Education Student Assistance Authority, Refunding RB
AMT, 5.00%, 12/01/35	325	346,315

Schedule of Investments (unaudited)(continued)
August 31, 2026
BlackRock New Jersey Municipal Bond Fund
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Education (continued)
New Jersey Higher Education Student Assistance Authority, Refunding RB (continued)
AMT, 5.25%, 12/01/56	$750	$ 718,046
Series 1-B, AMT, 4.50%, 12/01/45	1,450	1,434,856
Series B, AMT, 4.00%, 12/01/41	560	540,122
Sub-Series C, AMT, 3.63%, 12/01/49	1,065	822,602
Series C, AMT, Subordinate, 5.00%, 12/01/52	8,310	7,869,706
Passaic County Improvement Authority, RB
Series A, 5.00%, 01/01/55	300	272,912
Series A, 5.00%, 01/01/60	200	178,848
		34,427,808
Health — 9.2%
New Jersey Economic Development Authority, Refunding RB
5.00%, 01/01/34	270	274,811
5.00%, 01/01/39	520	522,304
5.00%, 01/01/49	2,300	2,143,171
New Jersey Health Care Facilities Financing Authority, RB
2.38%, 07/01/46	3,740	2,385,073
3.00%, 07/01/49	1,700	1,235,442
3.00%, 07/01/51	12,775	9,068,941
, VRDN, 2.90%, 09/01/26(a)	4,000	4,000,000
New Jersey Health Care Facilities Financing Authority, Refunding RB
5.00%, 07/01/29	285	287,144
5.00%, 07/01/32	3,815	4,180,012
5.00%, 07/01/34	1,000	1,000,440
4.00%, 07/01/41	1,000	939,611
Series A, 5.25%, 07/01/49	900	940,921
Series A, 5.25%, 07/01/54	1,340	1,388,880
		28,366,750
Housing — 6.4%
Middlesex County Improvement Authority, RB, M/F Housing(b)
7.13%, 06/01/61	300	303,035
Class IA, 5.95%, 06/01/61	1,600	1,621,478
Class IB, 5.00%, 06/01/36	500	502,216
Class IC, 5.50%, 06/01/30	800	810,398
New Jersey Housing & Mortgage Finance Agency, RB, 5.25%, 12/20/65	344	349,837
New Jersey Housing & Mortgage Finance Agency, RB, M/F Housing
Series A, (FNMA), 4.55%, 05/01/41	420	406,395
Series D-1, (GNMA), 5.05%, 09/01/67	700	675,133
Series A, Sustainability Bonds, 4.50%, 05/01/50	130	123,474
Series A, Sustainability Bonds, 4.90%, 11/01/50	1,900	1,872,170
Series A, Sustainability Bonds, 4.95%, 11/01/55	1,000	977,367
Series D-1, Sustainability Bonds, (FHLMC, FNMA, GNMA), 5.10%, 11/01/45	1,000	1,015,840
Series D-1, Sustainability Bonds, (FHLMC, FNMA, GNMA), 5.20%, 11/01/55	1,500	1,509,743
Series E-1, Sustainability Bonds, 4.50%, 05/01/50	205	196,098
New Jersey Housing & Mortgage Finance Agency, RB, S/F Housing
Series O, 10/01/56(c)	650	723,325
Series H, Sustainability Bonds, 2.15%, 10/01/41	910	643,010
Series H, Sustainability Bonds, 2.30%, 10/01/46	680	464,335
Series K, Sustainability Bonds, 4.70%, 10/01/50	570	551,511
New Jersey Housing & Mortgage Finance Agency, Refunding RB, M/F Housing
Series A, 2.45%, 11/01/45	240	162,205
Security	Par (000)	Value
Housing (continued)
New Jersey Housing & Mortgage Finance Agency, Refunding RB, M/F Housing (continued)
Series A, 4.00%, 11/01/48	$150	$ 133,705
Series A, 2.55%, 11/01/50	220	141,629
Series A, 4.10%, 11/01/53	100	86,162
Series D, AMT, 4.25%, 11/01/37	310	301,844
Series A, Sustainability Bonds, 2.25%, 11/01/36	350	283,320
Series A, Sustainability Bonds, 2.65%, 11/01/46	350	240,954
Series A, Sustainability Bonds, 2.70%, 11/01/51	350	226,589
New Jersey Housing & Mortgage Finance Agency, Refunding RB, S/F Housing
Series A, 3.75%, 10/01/35	900	883,423
Series E, 2.25%, 10/01/40	680	503,811
Newark Housing Authority, RB, M/F Housing
Series A, 5.00%, 12/01/30	1,640	1,642,666
Series A, 4.38%, 12/01/33	2,515	2,491,096
		19,842,769
State — 5.1%
Garden State Preservation Trust, RB
Series A, 5.75%, 11/01/28	1,625	1,686,470
Series B, 0.00%, 11/01/27(d)	4,135	3,982,480
New Jersey Economic Development Authority, RB
5.00%, 06/15/43	1,955	1,996,811
5.00%, 06/15/49	700	708,483
Series EEE, 5.00%, 06/15/48	735	744,761
New Jersey Educational Facilities Authority, RB, Series A, 5.25%, 09/01/53	1,555	1,595,977
State of New Jersey, GO
2.00%, 06/01/37	3,925	2,990,498
5.00%, 06/01/38	2,000	2,087,490
		15,792,970
Tobacco — 2.1%
Tobacco Settlement Financing Corp., Refunding RB
Series A, 5.00%, 06/01/46	1,750	1,704,233
Series A, 5.25%, 06/01/46	1,000	1,001,659
Sub-Series B, 5.00%, 06/01/46	4,000	3,862,861
		6,568,753
Transportation — 31.4%
New Jersey Economic Development Authority, ARB, AMT, 6.38%, 01/01/35(b)	725	761,519
New Jersey Economic Development Authority, RB
4.00%, 11/01/44	3,285	3,044,992
Class A, 5.25%, 11/01/47	3,700	3,838,473
Class A, 5.00%, 11/01/52	1,000	1,010,862
AMT, 5.13%, 01/01/39	1,000	1,016,053
AMT, 5.13%, 07/01/42	1,000	1,006,112
AMT, 5.38%, 01/01/43	905	905,700
New Jersey Economic Development Authority, Refunding ARB, AMT, 5.00%, 10/01/47	3,000	2,979,732
New Jersey Transportation Trust Fund Authority, RB
5.00%, 06/15/42	210	217,329
5.25%, 06/15/46	105	108,918
3.00%, 06/15/50	1,750	1,249,405
Series A, 5.00%, 06/15/30	1,250	1,255,979
Series A, 0.00%, 12/15/32(d)	10,000	8,008,880
Series AA, 4.00%, 06/15/36	1,435	1,434,457
Series AA, 4.00%, 06/15/45	1,695	1,546,766
Series AA, 5.00%, 06/15/45	2,500	2,546,551
Series AA, 3.00%, 06/15/50	2,045	1,460,019
Series AA, 5.25%, 06/15/50	1,430	1,480,224
Series AA, 5.00%, 06/15/55	1,500	1,510,922
Schedule of Investments

Schedule of Investments (unaudited)(continued)
August 31, 2026
BlackRock New Jersey Municipal Bond Fund
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Transportation (continued)
New Jersey Transportation Trust Fund Authority, RB (continued)
Series BB, 4.00%, 06/15/44	$2,335	$ 2,145,312
Series BB, 4.00%, 06/15/50	1,000	886,371
Series BB, 5.25%, 06/15/50	5,125	5,272,545
Series C, 0.00%, 12/15/34(d)	2,000	1,464,740
Series CC, 5.25%, 06/15/55	6,800	6,984,755
Series S, 5.00%, 06/15/33	550	570,724
Series S, Class BB, 5.00%, 06/15/36	1,250	1,328,941
Series S, Class BB, 4.00%, 06/15/37	700	689,788
New Jersey Transportation Trust Fund Authority, RB, CAB(d)
Series A, 0.00%, 12/15/35	8,900	6,164,949
Series A, 0.00%, 12/15/38	10,000	5,862,718
New Jersey Transportation Trust Fund Authority, Refunding RB
5.00%, 12/15/26	1,500	1,510,083
Series A, 5.00%, 06/15/31	2,730	2,742,264
Series A, 4.00%, 06/15/36	1,700	1,696,629
Series A, 5.25%, 06/15/41	1,000	1,056,294
New Jersey Turnpike Authority, RB
Series A, 4.00%, 01/01/42	1,575	1,537,671
Series A, 5.25%, 01/01/50	5,000	5,219,911
Series A, 4.00%, 01/01/51	960	869,844
Series A-2, 5.00%, 01/01/54(a)	3,200	3,512,865
Series B, 5.25%, 01/01/52	4,905	5,059,804
New Jersey Turnpike Authority, Refunding RB
Series A, 4.00%, 01/01/39	1,000	981,677
Series C, 5.00%, 01/01/45	1,500	1,556,011
South Jersey Port Corp., ARB, Series B, AMT, 5.00%, 01/01/42	2,380	2,385,836
South Jersey Transportation Authority, RB
5.25%, 11/01/52	2,000	2,045,998
(BAM), 5.25%, 11/01/52	300	308,027
		97,236,650
Utilities — 0.4%
New Jersey Infrastructure Bank, RB
Sustainability Bonds, 2.00%, 09/01/43	240	153,892
Sustainable Bonds, 5.00%, 09/01/26	1,200	1,200,000
		1,353,892
Total Municipal Bonds in New Jersey		270,868,698
New York — 4.0%
County/City/Special District/School District — 0.3%
New York City Transitional Finance Authority Future Tax Secured Revenue, RB, Series E, Subordinate, 5.00%, 11/01/53	935	940,228
State — 0.7%
New York State Dormitory Authority, Refunding RB, Series A, 5.00%, 03/15/50	2,140	2,168,100
Transportation — 3.0%
Port Authority of New York & New Jersey, ARB
AMT, 5.00%, 11/01/30	1,000	1,049,502
AMT, 5.00%, 11/01/33	495	515,018
Series 218, AMT, 5.00%, 11/01/32	1,495	1,558,687
Series 221, AMT, 4.00%, 07/15/45	525	469,642
Series 221, AMT, 4.00%, 07/15/50	1,335	1,150,869
Security	Par (000)	Value
Transportation (continued)
Port Authority of New York & New Jersey, Refunding ARB
AMT, 5.00%, 01/15/52	$1,915	$ 1,917,067
Series 223, AMT, 4.00%, 07/15/41	725	663,873
Series 223, AMT, 4.00%, 07/15/46	1,755	1,560,249
Series 238, AMT, 5.00%, 07/15/39	330	344,313
		9,229,220
Total Municipal Bonds in New York		12,337,548
Puerto Rico — 5.8%
County/City/Special District/School District — 1.1%
Municipality of San Juan Puerto Rico, GO
Series A, 5.00%, 07/01/35	250	267,142
Series A, 5.00%, 07/01/36	40	42,586
Series A, 5.00%, 07/01/38	40	41,830
Series A, 5.25%, 07/01/39	250	264,830
Series A, 5.25%, 07/01/40	40	42,015
Series A, 5.25%, 07/01/41	220	230,389
Series A, 5.25%, 07/01/42	40	41,755
Series A, 5.25%, 07/01/43	165	171,765
Series A, 5.25%, 07/01/44	20	20,782
Series A, 5.25%, 07/01/45	305	316,767
Series A, 5.00%, 07/01/46	275	279,386
Series A, 5.00%, 07/01/51	1,675	1,692,531
		3,411,778
State — 4.7%
Commonwealth of Puerto Rico, GO, Series A-1, Restructured, 5.75%, 07/01/31	1,043	1,125,849
Commonwealth of Puerto Rico, RB, 0.00%, 11/01/51(a)(e)(f)	3,394	1,115,777
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, RB
Series A-1, Restructured, 5.00%, 07/01/58	1,830	1,772,997
Series B-2, Restructured, 4.33%, 07/01/40	5,000	4,888,066
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, RB, CAB(d)
Series A-1, Restructured, 0.00%, 07/01/29	5,994	5,458,389
Series B-1, Restructured, 0.00%, 07/01/46	567	203,089
		14,564,167
Total Municipal Bonds in Puerto Rico		17,975,945
Wisconsin — 0.7%
Education — 0.0%
Public Finance Authority, RB, 5.00%, 07/01/55(b)	215	189,463
Transportation — 0.7%
Public Finance Authority, RB
Series A, AMT, Senior Lien, 5.50%, 07/01/44	1,000	1,019,867
Series A, AMT, Senior Lien, 5.75%, 07/01/49	1,000	1,028,564
		2,048,431
Total Municipal Bonds in Wisconsin		2,237,894
Total Municipal Bonds — 98.2% (Cost: $309,169,602)		304,105,393
Municipal Bonds Transferred to Tender Option Bond Trusts(g)
New Jersey — 3.3%
Education — 2.6%
New Jersey Educational Facilities Authority, RB, Series B, 5.25%, 03/01/54	7,500	7,844,688

Schedule of Investments (unaudited)(continued)
August 31, 2026
BlackRock New Jersey Municipal Bond Fund
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Housing — 0.7%
New Jersey Housing & Mortgage Finance Agency, RB, S/F Housing, Sustainability Bonds, Series M, 5.05%, 10/01/45	$2,219	$ 2,233,695
Total Municipal Bonds in New Jersey		10,078,383
New York — 1.5%
Corporate — 1.5%
New York Energy Finance Development Corp., RB, 5.00%, 07/01/56	4,620	4,716,628
Total Municipal Bonds in New York		4,716,628
Total Municipal Bonds Transferred to Tender Option Bond Trusts — 4.8% (Cost: $15,056,928)		14,795,011

	Shares
Warrants
Construction & Engineering — 0.0%
Brightline West, (Expires 11/26/35, Strike Price USD 5.00)(f)(h)	29,982	14,991
Total Warrants — 0.0% (Cost: $ — )		14,991
Total Long-Term Investments — 103.0% (Cost: $324,226,530)		318,915,395
Short-Term Securities
Money Market Funds — 0.2%
BlackRock Liquidity Funds, MuniCash, Institutional Shares, 2.21%(i)(j)	511,187	511,238
Total Short-Term Securities — 0.2% (Cost: $511,181)		511,238
Total Investments — 103.2% (Cost: $324,737,711)		319,426,633
Other Assets Less Liabilities — 0.2%		426,299
Liability for TOB Trust Certificates, Including Interest Expense and Fees Payable — (3.4)%		(10,411,425)
Net Assets — 100.0%		$ 309,441,507

(a)
Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.

(b)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	When-issued security.
(d)	Zero-coupon bond.
(e)	Issuer filed for bankruptcy and/or is in default.
(f)	Non-income producing security.
(g)	Represent bonds transferred to a TOB Trust in exchange of cash and residual certificates received by the Fund. These bonds serve as collateral in a secured borrowing.
(h)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(i)	Affiliate of the Fund.
(j)	Annualized 7-day yield as of period end.
For purposes of this report, industry and sector sub-classifications may differ from those utilized by the Fund for compliance purposes.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended August 31, 2026 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 05/31/26	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 08/31/26	Shares Held at 08/31/26	Income	Capital Gain Distributions from Underlying Funds
BlackRock Liquidity Funds, MuniCash, Institutional Shares	$ 18,255,985	$ —	$ (17,744,747)(a)	$ —	$ —	$ 511,238	511,187	$ 58,188	$ —

(a)	Represents net amount purchased (sold).
Schedule of Investments

Schedule of Investments (unaudited)(continued)
August 31, 2026
BlackRock New Jersey Municipal Bond Fund

Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
• Level 1 – Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
• Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
• Level 3 – Inputs that are unobservable and significant to the  entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy.  The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Municipal Bonds	$ —	$ 304,105,393	$ —	$ 304,105,393
Municipal Bonds Transferred to Tender Option Bond Trusts	—	14,795,011	—	14,795,011
Warrants	—	—	14,991	14,991
Short-Term Securities
Money Market Funds	511,238	—	—	511,238
	$511,238	$318,900,404	$14,991	$319,426,633
The Fund may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial reporting purposes. As of period end, TOB Trust Certificates of $10,368,894 are categorized as Level 2 within the fair value hierarchy.

Portfolio Abbreviation
AMT	Alternative Minimum Tax
ARB	Airport Revenue Bonds
BAM	Build America Mutual Assurance Co.
CAB	Capital Appreciation Bonds
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
GO	General Obligation Bonds
GOL	General Obligation Ltd.
GTD	Guaranteed
M/F	Multi-Family
NPFGC	National Public Finance Guarantee Corp.
RB	Revenue Bonds
S/F	Single-Family
SAB	Special Assessment Bonds
SAW	State Aid Withholding
Portfolio Abbreviation (continued)
SCH BD RES FD	School Board Resolution Fund
VRDN	Variable Rate Demand Note